Note 14 - Subsequent Events (Details) - USD ($)	Apr. 28, 2017	Dec. 31, 2015
Convertible notes payable, discount		$ 122,084
Convertible Notes Payable {1} | Subsequent Event | Black Forest Capital Llc
Debt Instrument, Face Amount	$ 25,000
Convertible notes payable, discount	$ 3,875
Stated Interest Rate	800.00%
Debt Instrument, Payment Terms	unsecured, and is due within one year.